Financing receivables - Analysis of each class of loans not carried at fair value using internal ratings or equivalent credit quality indicators (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2023	Mar. 31, 2023
Financing receivable, recorded investment [Line items]
Current year		¥ 1,055,438	¥ 511,985
Year before current year		345,926	854,399
Two years before current year		92,754	209,502
Three years before current year		175,876	207,088
Four years before current year		67,837	74,380
More than five year before current year		195,813	193,187
Revolving		890,958	317,196
Total loans		2,824,602	2,367,737
AAA-BBB [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year		220,003	104,543
Year before current year		83,534	152,888
Two years before current year		5,810	5,960
Three years before current year		4,100	8,050
Four years before current year		14,962	14,817
More than five year before current year		14,347	16,047
Revolving
Total loans		342,756	302,305
AAA-BBB [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year		10,867	4,673
Year before current year		3,928	9,297
Two years before current year		8,774	9,169
Three years before current year		9,264	9,513
Four years before current year		10,734	11,036
More than five year before current year		22,032	25,806
Revolving
Total loans		65,599	69,494
AAA-BBB [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
AAA-BBB [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
AAA-BBB [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year		190,714	9,132
Year before current year		177,565	433,330
Two years before current year		70,811	184,579
Three years before current year		137,399	169,393
Four years before current year		28,391	20,423
More than five year before current year		13,313
Revolving		501,982	10,392
Total loans		1,120,175	827,249
AAA-BBB [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
AAA-BBB [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Current year		4,014
Year before current year		3,000	3,000
Two years before current year		1,000	1,000
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans		8,014	4,000
BB-CCC [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year		241,935	117,680
Year before current year		64,946	199,696
Two years before current year
Three years before current year		1,718	1,642
Four years before current year			415
More than five year before current year		1,935	2,395
Revolving
Total loans		310,534	321,828
BB-CCC [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year		1,556
Year before current year
Two years before current year		1,000	1,000
Three years before current year		733	3,370
Four years before current year		2,233	1,692
More than five year before current year		700	1,660
Revolving
Total loans		6,222	7,722
BB-CCC [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
BB-CCC [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
BB-CCC [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year		10,308	598
Year before current year		10,886	8,242
Two years before current year		4,829	7,322
Three years before current year		22,475	14,954
Four years before current year		7,891	23,811
More than five year before current year		1,605	20,791
Revolving		104,329	69,260
Total loans		162,323	144,978
BB-CCC [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
BB-CCC [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
CC-D [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
CC-D [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
CC-D [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
CC-D [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
CC-D [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
CC-D [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year		2,450	2,184
More than five year before current year
Revolving
Total loans		2,450	2,184
CC-D [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
Others [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year	[1]	115,596	55,842
Year before current year	[1]		45,404
Two years before current year	[1]
Three years before current year	[1]
Four years before current year	[1]
More than five year before current year	[1]
Revolving	[1]
Total loans	[1]	115,596	101,246
Others [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
Others [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Current year	[1]	255,763	217,767
Year before current year	[1]	2,067	2,081
Two years before current year	[1]
Three years before current year	[1]
Four years before current year	[1]
More than five year before current year	[1]
Revolving	[1]	284,196	237,425
Total loans	[1]	542,026	457,273
Others [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
Others [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year	[1]	4,342	1,550
Year before current year	[1]		458
Two years before current year	[1]
Three years before current year	[1]
Four years before current year	[1]	1,176	2
More than five year before current year	[1]
Revolving	[1]	451	119
Total loans	[1]	5,969	2,129
Others [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year		340	200
Year before current year			3
Two years before current year		530	472
Three years before current year		187	166
Four years before current year
More than five year before current year		141,881	126,488
Revolving
Total loans		142,938	127,329
Others [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
Total [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year		577,534	278,065
Year before current year		148,480	397,988
Two years before current year		5,810	5,960
Three years before current year		5,818	9,692
Four years before current year		14,962	15,232
More than five year before current year		16,282	18,442
Revolving
Total loans		768,886	725,379
Total [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year		12,423	4,673
Year before current year		3,928	9,297
Two years before current year		9,774	10,169
Three years before current year		9,997	12,883
Four years before current year		12,967	12,728
More than five year before current year		22,732	27,466
Revolving
Total loans		71,821	77,216
Total [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Current year		255,763	217,767
Year before current year		2,067	2,081
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving		284,196	237,425
Total loans		542,026	457,273
Total [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
Total [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year		205,364	11,280
Year before current year		188,451	442,030
Two years before current year		75,640	191,901
Three years before current year		159,874	184,347
Four years before current year		37,458	44,236
More than five year before current year		14,918	20,791
Revolving		606,762	79,771
Total loans		1,288,467	974,356
Total [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year		340	200
Year before current year			3
Two years before current year		530	472
Three years before current year		187	166
Four years before current year		2,450	2,184
More than five year before current year		141,881	126,488
Revolving
Total loans		145,388	129,513
Total [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Current year		4,014
Year before current year		3,000	3,000
Two years before current year		1,000	1,000
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans		¥ 8,014	¥ 4,000

[1]	Relate to collateralized exposures where a specified ratio of LTV is maintained.